Redeemable Convertible Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Stock [Line Items]
Percentage Of Dividend Original Issue Price						8.00%
Dividends Payable						$ 0
Preferred Stock, Shares Outstanding						93,963,000					93,963,000
Common Stock, Shares, Outstanding	174,957,000	174,957,000	6,250,000,000	174,957,000	6,250,000,000	58,057,000					87,222,000
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 500,000
Preferred stock, issued (in shares)						93,963,000					93,963,000
Fair value of preferred stock	$ 315,600
Recognised loss on issuance of cumulative redeemable convertible preferred stock	84,200
Total recognised loss on issuance of cumulative redeemable convertible preferred stock	170,600
Loss on issuance of common stock warrants	$ 86,400	$ 123,328	$ 0	$ 123,328	$ 0
Changes in redemption value of preference stock		$ 0		$ 0
Percentage of redemption price preference stock	150.00%
Percentage of redemption price preference stock decrease	140.00%
Percentage of redemption price preference stock second to third anniversary	130.00%
Percentage of redemption price preference stock third to fourth anniversary	120.00%
Percentage of redemption price preference stock fourth to fifth anniversary	110.00%
Percentage of redemption price preference stock fifth anniversary	100.00%
Common stock of convertible conversion share	62,240,390
PIPE Warrants [Member]
Redeemable Convertible Preferred Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	17,769,375	17,769,375		17,769,375
Proceeds from issuance of warrants	$ 145,000
Fair value adjustment of warrants	$ 86,400
IPO [Member]
Redeemable Convertible Preferred Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 100,000
Private Placement [Member]
Redeemable Convertible Preferred Stock [Line Items]
Proceeds from Issuance of Redeemable Convertible Preferred Stock						$ 100,000
Common Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Common Stock, Shares, Outstanding	174,957,000	174,957,000	57,855,000	174,957,000	57,855,000	58,057,000	59,742,000	59,016,000	57,812,000	57,797,000	57,776,000	86,360,000
Board of Directors Chairman [Member] | Common Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Common Stock, Shares, Outstanding						7,500,000
Series A Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						$ 1.482355
Series A Redeemable Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding						5,059,290
Series B1 And B2 Redeemable Convertible Preferred Stock [Member] | Board of Directors Chairman [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding						853,224
Series Seed Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						$ 0.444706
Series B1 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						1.59349
Series B2 Redeemable Convertible Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price						$ 2.34405
Series A Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	142,000	142,000		142,000		0
Preferred Stock, Convertible, Conversion Price	$ 12	$ 12		$ 12
Preferred stock, issued (in shares)	142,000	142,000		142,000		0
Preferred stock, dividend rate, percentage	9.99%
Preferred stock discount rate percentage	25.00%
Preferred stock volatility assumption rate percentage	55.00%
Fair value of preferred stock	$ 229,200
Percentage of dividend paid in cash	7.99%
Series A Preferred Stock [Member] | Maximum [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 8	$ 8		$ 8
Preferred stock, redemption amount	$ 223,200	$ 223,200		$ 223,200
Series A Preferred Stock [Member] | Minimum [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Convertible, Conversion Price	$ 6	$ 6		$ 6
Preferred stock, redemption amount	$ 170,900	$ 170,900		$ 170,900
Series A Preferred Stock [Member] | Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred stock, issued (in shares)	142,155	142,155		142,155
Redeemable Preferred Stock [Member] | Preferred Stock [Member]
Redeemable Convertible Preferred Stock [Line Items]
Preferred Stock, Shares Outstanding	0	0		0
Preferred stock, issued (in shares)	0	0		0